Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Future Amortization Expense, Year One	$ 3,073
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Amortization	$ 2,280	$ 2,287